TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.4%
Automotive	2.4%
BYD Co. Ltd. - Class H		321,939	$5,023,921
Cie Generale des Etablissements Michelin S.C.A.		262,851	9,765,584
Denso Corp.		366,434	4,963,227
			19,752,732
Banking	6.4%
Credicorp Ltd.		26,828	5,996,595
DNB Bank ASA		284,117	7,853,146
Grupo Financiero Banorte S.A.B. de C.V., Series O		547,034	5,000,254
HDFC Bank Ltd. - ADR		100,312	7,690,921
KBC Group N.V.		80,092	8,270,228
PNC Financial Services Group (The), Inc.		52,937	9,868,515
Sumitomo Mitsui Trust Group, Inc.		331,099	8,826,701
			53,506,360
Biotechnology & Pharmaceuticals	5.6%
AstraZeneca PLC		70,081	9,735,105
Gilead Sciences, Inc.		64,453	7,145,904
Merck & Co., Inc.		84,149	6,661,235
Novo Nordisk A/S - Class B		128,579	8,924,149
Roche Holding A.G. (Genusschein)		18,060	5,881,535
Vertex Pharmaceuticals, Inc.(a)		18,387	8,185,892
			46,533,820
Chemicals	2.5%
Air Liquide S.A.		53,591	11,056,154
Ecolab, Inc.		35,727	9,626,283
			20,682,437
Commercial Support Services	2.6%
Brambles Ltd.		575,824	8,875,678
Compass Group PLC		219,206	7,423,034
Recruit Holdings Co. Ltd.		87,224	5,169,660
			21,468,372
Construction Materials	0.9%
Sika A.G. - REG		26,828	7,283,069
Containers & Packaging	0.3%
Klabin S.A.		754,526	2,562,258
Diversified Industrials	1.3%
Siemens A.G. - REG		42,532	10,904,390
E-Commerce Discretionary	1.4%
MercadoLibre, Inc.(a)		4,450	11,630,653
Electric Utilities	0.8%
Terna - Rete Elettrica Nazionale		682,614	7,016,448
Electrical Equipment	4.0%
Assa Abloy AB - Class B		200,884	6,268,004
Prysmian S.p.A.		152,004	10,750,350

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Schneider Electric S.E.		24,145	$6,422,114
Trane Technologies PLC		22,313	9,759,929
			33,200,397
Engineering & Construction	1.0%
Quanta Services, Inc.		21,855	8,262,938
Entertainment Content	1.7%
Netflix, Inc.(a)		10,731	14,370,204
Food	3.4%
Kerry Group PLC - Class A		86,112	9,509,591
McCormick & Co., Inc. (Non Voting)		99,330	7,531,201
Nestle S.A. - REG		109,014	10,830,643
			27,871,435
Gas & Water Utilities	1.2%
American Water Works Co., Inc.		68,902	9,584,957
Health Care Facilities & Services	1.2%
Elevance Health, Inc.		25,520	9,926,259
Home Construction	0.6%
Daiwa House Industry Co. Ltd.		138,329	4,758,737
Household Products	2.9%
L'Oreal S.A.		25,520	10,915,253
Unilever PLC		220,776	13,460,867
			24,376,120
Institutional Financial Services	3.2%
Bank of New York Mellon (The) Corp.		140,488	12,799,862
Intercontinental Exchange, Inc.		74,530	13,674,019
			26,473,881
Insurance	3.7%
AIA Group Ltd.		684,249	6,136,489
Allianz S.E. - REG		26,893	10,900,610
Aviva PLC		744,646	6,329,081
Travelers (The) Cos., Inc.		26,109	6,985,202
			30,351,382
Internet Media & Services	6.6%
Alphabet, Inc. - Class A		196,304	34,594,654
Rightmove PLC		737,383	7,981,963
Spotify Technology S.A.(a)		15,900	12,200,706
			54,777,323
IT Services	1.0%
Accenture PLC - Class A		28,268	8,449,022
Leisure Facilities & Services	2.6%
Chipotle Mexican Grill, Inc.(a)		152,790	8,579,158
Marriott International, Inc. - Class A		27,613	7,544,148
Starbucks Corp.		56,012	5,132,380
			21,255,686

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Machinery	2.3%
Atlas Copco AB - Class A		359,236	$5,803,805
Deere & Co.		14,722	7,485,990
Kurita Water Industries Ltd.		142,058	5,620,961
			18,910,756
Medical Equipment & Devices	2.9%
Cochlear Ltd.		33,372	6,598,360
Hoya Corp.		45,804	5,456,530
Stryker Corp.		15,639	6,187,258
Thermo Fisher Scientific, Inc.		14,331	5,810,647
			24,052,795
Real Estate Investment Trusts	1.7%
American Tower Corp.		27,156	6,002,019
Prologis, Inc.		74,138	7,793,387
			13,795,406
Real Estate Services	0.7%
Jones Lang LaSalle, Inc.(a)		24,080	6,159,182
Renewable Energy	0.9%
First Solar, Inc.(a)		47,047	7,788,160
Retail - Consumer Staples	1.4%
Costco Wholesale Corp.		4,057	4,016,187
Target Corp.		77,933	7,688,090
			11,704,277
Retail - Discretionary	4.1%
Ferguson Enterprises, Inc.		35,793	7,821,697
Industria de Diseno Textil S.A.		126,093	6,562,111
Lululemon Athletica, Inc.(a)		22,902	5,441,058
TJX Cos. (The), Inc.		112,090	13,841,994
			33,666,860
Semiconductors	10.3%
Applied Materials, Inc.		34,943	6,397,015
ASML Holding N.V.		9,816	7,834,925
Infineon Technologies A.G.		292,100	12,426,421
NVIDIA Corp.		265,668	41,972,887
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		75,511	17,102,487
			85,733,735
Software	11.2%
Cadence Design Systems, Inc.(a)		31,736	9,779,448
Intuit, Inc.		9,816	7,731,376
Microsoft Corp.		98,741	49,114,761
Palo Alto Networks, Inc.(a)		31,408	6,427,333
SAP S.E.		21,920	6,665,605
ServiceNow, Inc.(a)		12,825	13,185,126
			92,903,649

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Specialty Finance	2.5%
Visa, Inc. - Class A		57,517	$20,421,411
Technology Hardware	3.4%
Apple, Inc.		111,108	22,796,028
Cisco Systems, Inc.		76,886	5,334,351
			28,130,379
Transportation & Logistics	0.7%
Union Pacific Corp.		24,866	5,721,169
TOTAL COMMON STOCKS (Cost $561,838,489)			823,986,659
SHORT-TERM INVESTMENTS	0.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(b)		2,468,682	2,468,682
TOTAL SHORT-TERM INVESTMENTS (Cost $2,468,682)			2,468,682
TOTAL INVESTMENTS (Cost $564,307,171)	99.7%		826,455,341
NET OTHER ASSETS (LIABILITIES)	0.3%		2,285,663
NET ASSETS	100.0%		$828,741,004

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At June 30, 2025 the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	58.3%
United Kingdom	5.4
Germany	4.9
France	4.6
Japan	4.3
Ireland	3.4
Switzerland	2.9
Italy	2.1
Taiwan	2.0
All other countries less than 2%	11.8
Total	99.7%

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.7%
Aerospace & Defense	1.2%
Hexcel Corp.		7,267	$410,513
Apparel & Textile Products	1.9%
Deckers Outdoor Corp.(a)		6,163	635,220
Asset Management	3.7%
LPL Financial Holdings, Inc.		1,555	583,078
Stifel Financial Corp.		6,466	671,042
			1,254,120
Banking	5.7%
East West Bancorp, Inc.		8,483	856,613
Fifth Third Bancorp		10,412	428,246
Webster Financial Corp.		12,107	661,042
			1,945,901
Chemicals	3.7%
Avery Dennison Corp.		1,894	332,340
Ingevity Corp.(a)		9,168	395,049
Rogers Corp.(a)		2,783	190,580
Sensient Technologies Corp.		3,461	340,978
			1,258,947
Construction Materials	1.2%
Trex Co., Inc.(a)		7,711	419,324
Consumer Services	1.9%
Bright Horizons Family Solutions, Inc.(a)		5,157	637,354
Containers & Packaging	1.5%
AptarGroup, Inc.		3,250	508,398
E-Commerce Discretionary	0.9%
Etsy, Inc.(a)		6,074	304,672
Electric Utilities	1.4%
Ormat Technologies, Inc.		5,559	465,622
Electrical Equipment	5.5%
Allegion PLC		2,455	353,815
Badger Meter, Inc.		1,561	382,367
nVent Electric PLC		6,261	458,618
Trimble, Inc.(a)		8,758	665,433
			1,860,233
Engineering & Construction	3.4%
MYR Group, Inc.(a)		4,057	736,142
Tetra Tech, Inc.		11,255	404,730
			1,140,872
Food	3.5%
Darling Ingredients, Inc.(a)		5,771	218,952
Lamb Weston Holdings, Inc.		7,325	379,801
McCormick & Co., Inc. (Non Voting)		7,945	602,390
			1,201,143

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Gas & Water Utilities	0.6%
Essential Utilities, Inc.		5,157	$191,531
Health Care Facilities & Services	4.5%
Encompass Health Corp.		5,700	698,991
ICON PLC(a)		3,028	440,422
Quest Diagnostics, Inc.		2,228	400,216
			1,539,629
Household Products	1.3%
elf Beauty, Inc.(a)		3,526	438,775
Industrial Intermediate Products	2.0%
Valmont Industries, Inc.		2,029	662,611
Insurance	4.7%
Hanover Insurance Group (The), Inc.		3,922	666,230
Palomar Holdings, Inc.(a)		2,473	381,461
Reinsurance Group of America, Inc.		2,731	541,721
			1,589,412
Leisure Facilities & Services	4.3%
Cava Group, Inc.(a)		4,005	337,341
Domino's Pizza, Inc.		1,467	661,030
InterContinental Hotels Group PLC - ADR		3,987	459,861
			1,458,232
Machinery	4.6%
Lincoln Electric Holdings, Inc.		3,566	739,303
Middleby (The) Corp.(a)		2,000	288,000
MSA Safety, Inc.		3,292	551,509
			1,578,812
Medical Equipment & Devices	6.5%
Exact Sciences Corp.(a)		4,320	229,565
Merit Medical Systems, Inc.(a)		8,711	814,304
Omnicell, Inc.(a)		11,506	338,276
Penumbra, Inc.(a)		1,719	441,147
TransMedics Group, Inc.(a)		2,853	382,331
			2,205,623
Publishing & Broadcasting	2.0%
New York Times (The) Co. - Class A		12,383	693,200
Real Estate Investment Trusts	4.7%
Camden Property Trust		2,333	262,906
CubeSmart		7,337	311,822
EastGroup Properties, Inc.		2,753	460,081
Federal Realty Investment Trust		3,145	298,744
Lamar Advertising Co. - Class A		2,128	258,254
			1,591,807
Real Estate Services	1.8%
Jones Lang LaSalle, Inc.(a)		2,438	623,592

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Renewable Energy	1.3%
First Solar, Inc.(a)		2,689	$445,137
Retail - Consumer Staples	2.0%
BJ's Wholesale Club Holdings, Inc.(a)		6,255	674,477
Retail - Discretionary	3.6%
Burlington Stores, Inc.(a)		2,543	591,603
Freshpet, Inc.(a)		3,800	258,248
Ulta Beauty, Inc.(a)		818	382,677
			1,232,528
Semiconductors	4.9%
Allegro MicroSystems, Inc.(a)		25,829	883,093
SiTime Corp.(a)		3,748	798,624
			1,681,717
Software	8.1%
Confluent, Inc. - Class A(a)		12,295	306,514
CyberArk Software Ltd.(a)		2,513	1,022,489
Dynatrace, Inc.(a)		13,903	767,585
Paylocity Holding Corp.(a)		3,631	657,901
			2,754,489
Specialty Finance	3.2%
Ally Financial, Inc.		10,325	402,159
Jack Henry & Associates, Inc.		3,789	682,664
			1,084,823
Transportation & Logistics	1.5%
JB Hunt Transport Services, Inc.		3,607	517,965
Transportation Equipment	1.6%
Westinghouse Air Brake Technologies Corp.		2,590	542,216
TOTAL COMMON STOCKS (Cost $29,582,053)			33,548,895
SHORT-TERM INVESTMENTS	1.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(b)		447,051	447,051
TOTAL SHORT-TERM INVESTMENTS (Cost $447,051)			447,051
TOTAL INVESTMENTS (Cost $30,029,104)	100.0%		33,995,946
NET OTHER ASSETS (LIABILITIES)	(0.0%)		(7,881)
NET ASSETS	100.0%		$33,988,065

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

At June 30, 2025 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:
Sector Allocation	% of Net Assets
Industrials	19.8%
Financials	17.3
Information Technology	16.1
Consumer Discretionary	11.8
Health Care	11.0
Consumer Staples	7.6
Real Estate	6.5
Materials	4.6
Communication Services	2.1
Utilities	1.9
Total	98.7%